COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Total minimum investment commitments	$ 104,000,000	$ 0